UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

May 13, 2016 to June 10, 2016

Commission File Number of issuing entity: 333-171508-01

Central Index Key Number of issuing entity: 0001530219

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000; Cirino Emanuele (212) 816-5614

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note

This Form 10-D/A amends the Form 10-D, dated and filed June 24, 2016 with respect to GS Mortgage Securities Trust 2011-GC5. The purpose of this amendment is to make a clerical revision to the Form 10-D to revise the date of the Depositor’s most recent Form ABS-15G filing in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934.

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On June 10, 2016, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to the Form 10-D dated and filed June 24, 2016, and is incorporated by reference herein.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 13, 2016 to June 10, 2016.

The Depositor most recently filed a Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 16, 2016. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2016. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 10, 2016 distribution (filed as Exhibit 99.1 to the Form 10-D dated and filed June 24, 2016 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, Chief Executive Officer

Date: August 1, 2016

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the June 10, 2016 distribution (filed as Exhibit 99.1 to the Form 10-D dated and filed June 24, 2016 and incorporated by reference herein).